Benefits - Narrative (Details) - EBP 011	12 Months Ended
	Dec. 31, 2025 USD ($) age	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Forfeited contributions | $	$ 45,338
Reduction in company obligations from forfeited non-vested accounts | $	$ 23,538	$ 39,185
Vesting Condition, One
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Maximum Vesting Age | age	65
Vesting Condition, Two
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Maximum Vesting Age | age	55
EBP, Employer contribution Vesting Service Period	10 years